UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Jerrold N. Fine              Westport, CT              11/10/05
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         3
                                               -------------

Form 13F Information Table Entry Total:                   32
                                               -------------

Form 13F Information Table Value Total:             $281,428
                                               -------------
                                               (in thousands)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number          Name


     1.    28-1839                 ROBERT JAFFEE, GENERAL PARTNER
     2.    28-02944                DEBORAH ZISKIN, GENERAL PARTNER
     3.    28-7626                 MARGARET EPPRECHT, GENERAL PARTNER
     4.                            JEFFREY CHAFFKIN, GENERAL PARTNER


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5        COLUMN 6   COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------
CHAODA MODERN AGRI       COM        0682.HK       4843 12274000  SH        SOLE        12274000
------------------------------------------------------------------------------------------------------------
AIRTAN HLDGS INC         COM        00949P108     5064   400000  SH        SOLE          400000
------------------------------------------------------------------------------------------------------------
ALKERMES INC             COM        01642T108      840    50000  SH        SOLE           50000
------------------------------------------------------------------------------------------------------------
AMGEN INC                COM        031162100    13150   165062  SH        SOLE          165062
------------------------------------------------------------------------------------------------------------
AMYLIN
 PHARMACEUTICALS INC     COM        032346108     8845   254230  SH        SOLE          254230
------------------------------------------------------------------------------------------------------------
BIOMET INC               COM        090613100     6942   200000  SH        SOLE          200000
------------------------------------------------------------------------------------------------------------
CAPITAL AUTOMOTIVE       COM        139733208     1894    77200  SH        SOLE           77200
------------------------------------------------------------------------------------------------------------
CYTEC INDS INC           COM        232820100    18983   437602  SH        SOLE          437602
------------------------------------------------------------------------------------------------------------
ENDURANCE SPECIALTY
 HLDGS LT                COM        G30397106     6955   203905  SH        SOLE          203905
------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   COM        338488109     1012    54136  SH        SOLE           54136
------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO          COM        369604103    17961   533448  SH        SOLE          533448
------------------------------------------------------------------------------------------------------------
HALLIBURTON CO           COM        406216101    21011   306641  SH        SOLE          306641
------------------------------------------------------------------------------------------------------------
HEWETT ASSOCIATES INC    COM        42822Q100    18493   677895  SH        SOLE          677895
------------------------------------------------------------------------------------------------------------


LUCENT TECHNOLOGIES      COM        549463107     8214  2527516  SH        SOLE         2527516
------------------------------------------------------------------------------------------------------------
MURPHY OIL CORP          COM        626717102     9974   200000  SH        SOLE          200000
------------------------------------------------------------------------------------------------------------
NATL OILWELL VARCO       COM        637071101     7082   107635  SH        SOLE          107635
------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP    COM        655844108     2784    68631  SH        SOLE           68631
------------------------------------------------------------------------------------------------------------
NITROMED INC             COM        654798503     2418   134324  SH        SOLE          134324
------------------------------------------------------------------------------------------------------------
ORMAT TECHNOLOGIES INC   COM        686688102     6610   298704  SH        SOLE          298704
------------------------------------------------------------------------------------------------------------
ORACLE CORP              COM        68389X105    17360  1400000  SH        SOLE         1400000
------------------------------------------------------------------------------------------------------------
PIKE ELEC CORP           COM        721283109     9365   500000  SH        SOLE          500000
------------------------------------------------------------------------------------------------------------
PENTAIR INC              COM        709631105     7640   209314  SH        SOLE          209314
------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO       COM        723787107     8238   150000  SH        SOLE          150000
------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   COM        338488959        4      479  SH  PUT   SOLE             479
------------------------------------------------------------------------------------------------------------
ROCHE GOLDING AG         COM        771195104    17475   250000  SH        SOLE          250000
------------------------------------------------------------------------------------------------------------
SOUTHERN UN CO NEW       COM        844030106     3806   147700  SH        SOLE          147700
------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL
 INDS LTD                ADR        881624209     3607   107920  SH        SOLE          107920
------------------------------------------------------------------------------------------------------------
TARGET CORP              COM        87612E106     5196   100066  SH        SOLE          100066
------------------------------------------------------------------------------------------------------------
UNION PACIFIC CORP       COM        907818108    12296   171499  SH        SOLE          171499
------------------------------------------------------------------------------------------------------------
VIACOM INC               CL B       925524308     7656   231943  SH        SOLE          231943
------------------------------------------------------------------------------------------------------------
WADDELL & REED FINL INC  CL A       930059100     5235   270421  SH        SOLE          270421
------------------------------------------------------------------------------------------------------------
XEROX CORP               COM        984121103    20475  1500000  SH        SOLE         1500000
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